Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0000813298
Registrant Name	DESTINATION XL GROUP, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES